Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred federal and state:
Total deferred federal and state	$ 46,235	$ 52,144	$ 76,429
Deferred ITC, net	(52)	(246)	(613)
Total deferred income tax expense	46,183	51,898	75,816
Property-related items
Deferred federal and state:
Total deferred federal and state	50,504	60,449	94,899
Purchased gas cost adjustments
Deferred federal and state:
Total deferred federal and state	(5,726)	3,834	(3,507)
Employee benefits
Deferred federal and state:
Total deferred federal and state	459	7,680	(7,334)
Regulatory adjustments
Deferred federal and state:
Total deferred federal and state	(9,885)	(11,962)	2,412
Deferred payroll taxes
Deferred federal and state:
Total deferred federal and state	(9,055)	0	0
Alternative minimum tax
Deferred federal and state:
Total deferred federal and state	4,409	441	849
All other deferred
Deferred federal and state:
Total deferred federal and state	15,529	(8,298)	(10,890)
Southwest Gas Corporation
Deferred federal and state:
Total deferred federal and state	40,664	30,860	68,971
Deferred ITC, net	(52)	(246)	(613)
Total deferred income tax expense	40,612	30,614	68,358
Southwest Gas Corporation | Property-related items
Deferred federal and state:
Total deferred federal and state	36,029	34,398	67,576
Southwest Gas Corporation | Purchased gas cost adjustments
Deferred federal and state:
Total deferred federal and state	(5,726)	3,834	(3,507)
Southwest Gas Corporation | Employee benefits
Deferred federal and state:
Total deferred federal and state	11,437	6,493	2,156
Southwest Gas Corporation | Regulatory adjustments
Deferred federal and state:
Total deferred federal and state	(9,885)	(11,962)	2,412
Southwest Gas Corporation | Deferred payroll taxes
Deferred federal and state:
Total deferred federal and state	(1,810)	0	0
Southwest Gas Corporation | Alternative minimum tax
Deferred federal and state:
Total deferred federal and state	4,409	441	849
Southwest Gas Corporation | All other deferred
Deferred federal and state:
Total deferred federal and state	$ 6,210	$ (2,344)	$ (515)